CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 166,806		$ 162,561	$ 310,802		$ 422,841
Marketable securities			75,250
Accounts receivable, net	17,781		14,685			11,936
Inventories	86,825		59,970			36,243
Current portion of vendor advances	10,207		35,182			27,500
Prepaid expenses and other current assets	10,212		9,489			13,384
Total current assets	291,831		357,137			511,904
Property and equipment, net	29,209		31,331			14,703
Non-current portion of vendor advances	15,441					12,782
Operating lease assets	20,566		21,567			24,083
Other non-current assets	7,541		7,535			8,493
Total assets	364,588		417,570			571,965
Current liabilities:
Accounts payable	8,386		7,211			5,798
Deferred revenue, current	13,725		15,856			13,071
Accrued purchase commitments, current	531		2,146			5,329
Accrued expenses and other current liabilities	23,197		26,116			25,631
Total current liabilities	45,839		51,329			49,829
Deferred revenue, non-current	6,026		4,957			5,476
Warrant liabilities	4,957		5,370			26,229
Accrued purchase commitments, non-current						14,200
Operating lease liabilities	28,699		29,966			27,690
Other non-current liabilities	1,362		588			850
Total liabilities	86,883		92,210			124,274
Commitments and contingencies (Note 13)
Stockholders' equity:
Additional paid-in capital	935,833		921,278			874,886
Accumulated deficit	(658,149)		(595,938)			(427,215)
Total stockholders' equity	277,705	$ 296,147	325,360	$ 386,689	$ 412,664	447,691	$ (361,931)	$ (212,278)
Total liabilities and stockholders' equity	364,588		417,570			571,965
Class A Common Stock
Stockholders' equity:
Common stock	18		17			17
Class B Common Stock
Stockholders' equity:
Common stock	$ 3		$ 3			$ 3